Nature of the business, Financing arrangements (Details) - Abengoa [Member]		9 Months Ended	12 Months Ended
	Mar. 09, 2018	Sep. 30, 2018	Dec. 31, 2017
Financing arrangements [Abstract]
Minimum ownership requirement percentage		16.00%	35.00%
Ownership interest	16.50%	16.47%
Remaining ownership percentage		16.47%
Solana and Mojave [Member]
Financing arrangements [Abstract]
Minimum ownership requirement percentage	16.00%	16.00%